Assets held for sale (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets held for sale [Line Items]
Share in the profits (losses) of associates and joint ventures accounted for using the equity method	$ 6,351	$ 14,452	$ 13,047
Income before tax	621,038	594,590	414,889
Cash detail from Sale of Investments
Net cash generated from operating activities	524,839	758,272	633,662
Net cash generated from investment activities	(187,004)	$ (248,067)	$ 162,386
Classification of assets as held for sale [member]
Assets held for sale [Line Items]
Share in the profits (losses) of associates and joint ventures accounted for using the equity method	110
Income before tax	110
Cash detail from Sale of Investments
Net cash generated from operating activities	13,232
Net cash generated from investment activities	68,988
Net increase in cash generated by sales of investments	82,220
Minera Exar S.A. [Member] | Classification of assets as held for sale [member]
Assets held for sale [Line Items]
Share in the profits (losses) of associates and joint ventures accounted for using the equity method	(206)
Income before tax	(206)
Cash detail from Sale of Investments
Net cash generated from operating activities	13,232
Net cash generated from investment activities	68,000
Net increase in cash generated by sales of investments	81,232
Charlee SQM Thailand Co. Ltd. [Member] | Classification of assets as held for sale [member]
Assets held for sale [Line Items]
Share in the profits (losses) of associates and joint ventures accounted for using the equity method	316
Income before tax	316
Cash detail from Sale of Investments
Net cash generated from operating activities	0
Net cash generated from investment activities	988
Net increase in cash generated by sales of investments	$ 988